Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Income Statement [Abstract]
Revenues	$ 20,426	$ 111,451	$ 121,690	$ 419,412	$ 305,377
Cost of revenues	18,249	70,775	94,665	293,204	167,193
Gross Profit	2,177	40,676	27,025	126,208	138,184
Operating Expenses
Wages, benefits and payroll taxes	418,902	204,196	710,737	1,114,403	1,177,110
Repairs & maintenance	749	4,461	51,436	24,794	47,601
Utilities	1,663	5,173	12,321	32,456	49,058
Travel	46,964	41,961	45,276
Dues & subscriptions	12,360	20,038	24,581	98,309	105,047
Marketing & advertising	77,362	89,099	193,612	2,002,884	2,569,730
Professional & legal fees	468,725	325,161	4,619,480	1,483,889	712,322
Depreciation & amortization	71,453	48,003	289,067	157,802	151,478
Other operating expenses	211,497	96,476	419,137	160,050	154,780
Total operating expenses	1,309,675	834,568	6,365,647	5,074,587	4,967,126
Operating Loss	(1,307,498)	(793,892)	(6,338,622)	(4,948,379)	(4,828,942)
Other Income (Expense)
Interest income	357	544	557		147
Other income	31,392	90	89,860	53,093	34,853
Gain on sale of myAlphie			5,502,774
Interest expense	(10,802)	(41,812)	(70,676)	(169,776)	(177,273)
Other expense	(132,494)	(29,843)	(230,866)	(387,321)	(420,797)
Total other income (expense)	(111,547)	(71,021)	5,291,649	(504,004)	(563,070)
Net Loss before income taxes	(1,419,045)	(864,913)	(1,046,973)	(5,452,383)	(5,392,012)
Income tax expense			(204,286)
Net Loss	(1,419,045)	(864,913)	(1,251,259)	(5,452,383)	(5,392,012)
Less: Net Loss Attributable to Non-Controlling Interests	(65)	(191)	464	726	(12,642)
Net Loss Attributable to Controlling Interests	$ (1,418,980)	$ (864,722)	$ (1,251,723)	$ (5,453,109)	$ (5,379,370)
Net loss per share — basic (in Dollars per share)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.13)
Net loss per share — diluted (in Dollars per share)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.13)
Weighted-average outstanding shares — basic (in Shares)	44,122,091	40,839,051	42,688,666	40,439,190
Weighted-average outstanding shares — diluted (in Shares)	44,122,091	40,839,051	42,688,666	40,439,190